INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of reconciliation of income tax expense
A reconciliation of income tax expense for continuing operations and the product of earnings from continuing operations before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Earnings before income taxes	$798,182	$394,310
Computed income tax expense at Canadian statutory rates (25%)	199,546	98,578
Non-deductible expenses/Non-taxable (income)	(1,286)	(4,751)
Foreign tax rate differential	32,267	10,801
Current and deferred Ontario Mining Tax	10,581	12,190
Revision in estimates	(5,879)	74
Tax benefit not recognized	3,314	—
Withholding taxes	324	2,737
Other	(765)	738
Income tax expense	238,102	120,367
Current income tax expense	189,572	40,743
Deferred tax (recovery) expense	$48,530	$79,624

Disclosure of deferred income tax balances
The tax effect of temporary differences that give rise to deferred income tax assets and liabilities at December 31, 2019 and 2018 are as follows:

As at	December 31, 2019	December 31, 2018
Net deferred tax assets:
Employee provisions	13,543	2,148
Loss carry forwards	6,315	6,117
Mark to market adjustments	(9,201)	(753)
Other	75	284
	$10,732	$7,796

As at	December 31, 2019	December 31, 2018
Net deferred tax liabilities:
Mining interests and plant and equipment	(229,166)	(201,389)
Environmental rehabilitation provision	15,967	14,310
Ontario Mining Tax	(30,729)	(23,635)
Loss carry forwards	—	12,861
Inventory	(18,686)	(4,666)
Mark to market adjustments	2,902	(3,354)
Employee provisions	4,694	3,483
Other	(1,299)	(1,400)
	($256,317)	($203,790)

Changes in net deferred tax assets and liabilities for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of year	($195,994)	($133,645)
Recognized in net earnings	(48,530)	(79,624)
Recognized in equity	2,637	1,674
Foreign currency translation in other comprehensive income (loss)	(3,698)	15,601
Net deferred tax liabilities, end of year	($245,585)	($195,994)

Disclosure of deferred tax assets not recognized
As at December 31, 2019, deferred income tax assets have not been recognized in respect of the following because it is not probable that future taxable profit will be available against which the Company can use the benefits:

As at	December 31, 2019	December 31, 2018
Capital loss carryforwards	8,730	11,668
Investment tax credits	12,601	11,999
Mining interests	11,076	10,546
Provision for reclamation liabilities and other accruals	11,158	—
Australian royalty tax	347,883	299,029

Disclosure of tax credit carryforwards
As at December 31, 2019, the Company had the following Canadian and Australian income tax attributes to carry forward:

	Year ended December 31, 2019	Expiry
Canada
Non-capital losses	23,830	2036-2039
Tax basis of mining interests	218,366	Indefinite
Tax basis of plant and equipment	213,646	Indefinite
Australia
Tax basis of mining interests	6,303	Indefinite
Tax basis of plant and equipment	62,736	Indefinite